Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-38354
Entity Registrant Name	CORPORACIÓN AMÉRICA AIRPORTS S.A.
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	4, rue de la Grève
Entity Address, City or Town	Luxembourg
Entity Address, Postal Zip Code	L-1643
Entity Address, Country	LU
Title of 12(b) Security	Common Shares, U.S.$1.00 nominal value per share
Trading Symbol	CAAP
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		163,222,707
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001717393
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Auditor Name	Price Waterhouse & Co. S.R.L
Auditor Firm ID	1349
Auditor Location	Buenos Aires, Argentina
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jorge Arruda Filho
City Area Code	352
Local Phone Number	26258274
Entity Address, Address Line One	4, rue de la Grève
Entity Address, City or Town	Luxembourg
Entity Address, Postal Zip Code	L-1643
Entity Address, Country	LU